REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue [Abstract]
REVENUE
NOTE 9. REVENUE

	January – December
	2025	2024	2023
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,944,197	6,415,109	5,869,341
Revenue from rendering of services	139,945	131,037	142,478
Total	6,084,142	6,546,146	6,011,819

The reportable segments revenues by business area and by geographical area are presented in Note 24.